Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2020
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2020 and December 31, 2019 are as follows:

	Balance as of September 30, 2020		Balance as of December 31, 2019
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedges	1,270	313,416	1,619	298,744
Foreign exchange derivative instruments	1,111	-	3,610	-
Notes conversion option (Note 14)	-	8,714	-	-
Total	2,381	322,130	5,230	298,744